Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Financial Position
The amounts recognized in the consolidated statements financial position are as follows:

	December 31,	December 31,
	2020	2019

Present value of funded obligations	34,024	29,519
Fair value of plan assets	20,626	19,382
Deficit of funded plans	$13,398	$10,137

Schedule of Movements in Defined Benefit Obligations
The movements in the defined benefit obligations are as follows:

	December 31,	December 31,
	2020	2019

Obligations, beginning of year	$29,519	$25,068
Current service costs	753	579
Interest costs	949	1,048
Benefits paid	(1,111)	(1,043)
Actuarial loss	3,914	3,867
Obligations, end of year	$34,024	$29,519

Schedule of Fair Value of Plan Assets
The movements in the fair value of plan assets are as follows:

	December 31,	December 31,
	2020	2019

Assets, beginning of year	$19,382	$16,894
Return on assets	625	714
Actuarial gain	1,385	2,074
Employer contributions	345	743
Benefits paid	(1,111)	(1,043)
Assets, end of year	$20,626	$19,382

Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss
The amounts recognized in the consolidated statements of loss and comprehensive loss are as follows:

	December 31,	December 31,
	2020	2019

Current service costs, interest costs, and
return on assets included in cost of sales	$1,077	$913

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions are as follows:

	December 31,	December 31,
	2020	2019

Discount rate (expense)	3.25%	4.25%
Discount rate (year end disclosures)	2.50%	3.25%
Future salary increases (salaried plan only)	5.00%	5.00%